Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Sales	$ 1,748,061	$ 1,419,217	$ 2,885,007	$ 0
Cost of sales	(1,564,045)	(1,239,728)	(2,477,252)	0
Gross profit	184,016	179,489	367,550	0
General and administrative expenses	(1,427,779)	(1,247,373)	5,236,747	4,799,696
Loss from operations	(1,243,763)	(1,067,884)	(4,828,992)	(4,799,696)
Other income (expense)
Interest expense	(366,040)	(748,522)	(2,855,519)	(2,139,485)
Derivative expenses	0	0	0	(568,485)
Change in fair value of embedded derivative liabilities	1,996,863	462,174	(19,416,295)	213,923
Gain on debt settlement			209,604	0
Other income			992	0
Total other income (expense) - net	1,630,823	(286,348)	(22,061,219)	(2,494,047)
Net loss including noncontrolling interest	387,060	(1,354,230)	(26,890,210)	(7,293,743)
Less: net loss attributable to noncontrolling interest		(2)	0	(2)
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ 387,060	$ (1,354,230)	$ (26,890,210)	$ (7,293,743)
Net loss per share - basic and diluted	$ 0.01	$ (0.04)	$ (.76)	$ (.22)
Weighted average number of common shares outstanding during the year - basic and diluted	35,946,332	33,887,925	35,409,521	33,644,359